Share-Based Compensation	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

11. Share-Based Compensation

Restricted Stock Units

For the three months ended October 31, 2016 and 2015, share-based compensation expense for outstanding restricted stock units (“RSUs”) was $52,000 and $656,000 respectively. Of the 1,285,000 RSUs outstanding, we currently expect 250,000 to vest based on service conditions. As of October 31, 2016, there was $94,000 of unrecognized non-cash compensation cost related to RSUs we expect to vest, which will be recognized over a weighted average period of 0.53 years.

Stock Option Plans

In February 2016, we amended and restated our 2007 Equity Incentive Plan, or the Plan, to, among other changes, increase the number of shares of common stock issuable under the Plan by 4,000,000 shares and extend the term of the Plan until February 4, 2026. The Plan provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee or the Board of Directors. Our 2007 Equity Incentive Plan is the only active plan pursuant to which options to acquire common stock or restricted stock awards can be granted and are currently outstanding. As of October 31, 2016, there were approximately 1.9 million shares available for issuance under the Plan.

During the three months ended October 31, 2016, we issued 100,000 options to purchase common stock to a member of our Scientific Advisory Board. The options vest quarterly over one year and carry a five-year term. No options were granted during the three months ended October 31, 2015.

A summary of our stock option activity is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2015	434,218	$4.07	$—
Granted	1,850,000	$1.07
Exercised	—	$—
Cancelled	(6,250)	$14.72
Outstanding at July 31, 2016	2,277,968	$1.60	$48,000
Granted	100,000	$1.02
Exercised	—	$—
Cancelled	—	$—
Outstanding at October 31, 2016	2,377,968	$1.58	$124,000

At October 31, 2016, options to purchase 1,415,135 shares of common stock were exercisable. These options had a weighted-average exercise price of $1.91, an aggregate intrinsic value of $93,000, and a weighted average remaining contractual term of 3.04 years. The weighted average grant date fair value for options granted during the year ended October 31, 2016 was $0.49.

We use the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method. The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

October 31, 2016
Volatility	74.71%
Risk-free interest rate	0.93%
Dividend yield	0.0%
Expected life	2.81 years

Volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve.

We have never paid dividends on our common stock and do not anticipate paying dividends on our common stock in the foreseeable future. Accordingly, we have assumed no dividend yield for purposes of estimating the fair value of our share-based compensation.

The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options. Certain options granted to consultants are subject to variable accounting treatment and are required to be revalued until vested.

Stock-based compensation expense is based on awards ultimately expected to vest, and therefore is reduced by expected forfeitures. We have not had significant forfeitures of stock options granted to employees and directors as a significant number of our historical stock option grants were fully vested at issuance or were issued with short vesting provisions. Therefore, we have estimated the forfeiture rate of our outstanding stock options as zero.

The total unrecognized compensation cost related to unvested stock option grants as of October 31, 2016 was approximately $280,000 and the weighted average period over which these grants are expected to vest is 0.44 years.

For the three months ended October 31, 2016 and 2015, share-based compensation expense for stock options was $226,000 and $16,000 respectively.

8. Share-Based Compensation

Restricted Stock Units

During the fiscal year ended July 31, 2016, the Compensation Committee of the Board of Directors issued 200,000 restricted stock units (“RSUs”) to Henry R. Lambert, our Chief Executive Officer. The RSUs vest based on performance conditions and expire July 31, 2018. If the performance conditions are not met, or expected to be met, no compensation cost will be recognized on the underlying RSUs. If the performance condition is expected to be met, the expense will be allocated over the performance period. The RSUs granted to Mr. Lambert were not granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.

During the fiscal year ended July 31, 2016, we issued 772,500 RSUs to key employees. The RSUs vest based on performance and service conditions. If the performance conditions are not met, or expected to be met, no compensation cost will be recognized on the underlying RSUs. If the performance condition is expected to be met, the expense will be allocated over the performance period.

In addition, during the fiscal year ended July 31, 2016, we entered into a nonexclusive sales representative agreement with a third-party consultant. Based on the terms of the agreement, we issued 300,000 RSUs that vest only if sales milestones to certain defined customers are achieved. During the fiscal year ended July 31, 2016, 150,000 RSUs were canceled due to non-performance. We currently do not expect the remaining RSUs issued under the agreement to vest. The agreement terminates on July 31, 2017.

During the fiscal year ended July 31, 2016, 2,075,000 RSUs vested based on service conditions that were satisfied during the period, resulting in the issuance of 2,075,000 shares of common stock. Of the 1,285,000 RSUs outstanding, we currently expect 250,000 to vest. As of July 31, 2016, there was $145,000 of unrecognized non-cash compensation cost related to RSUs we expect to vest, which will be recognized over a weighted average period of 0.78 years. During the fiscal year ended July 31, 2016, 1,122,500 RSUs were forfeited.

For the years ended July 31, 2016 and 2015, share-based compensation expense for RSUs was $1,544,000 and $2,319,000, respectively.

Stock Option Plans

In February 2016, we amended and restated our 2007 Equity Incentive Plan, or the Plan, to, among other changes, increase the number of shares of common stock issuable under the Plan by 4,000,000 shares and extend the term of the Plan until February 4, 2026. The Plan provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee or the Board of Directors. Our 2007 Equity Incentive Plan is the only active plan pursuant to which options to acquire common stock or restricted stock awards can be granted and are currently outstanding. As of July 31, 2016, there were approximately 2.0 million shares available for issuance under the Plan.

During the fiscal year ended July 31, 2016, the Compensation Committee of the Board of Directors authorized the issuance of 950,000 stock options to our officers and directors. Each option represents the right to receive one share of common stock, issuable at the time the option vests, as set forth in the option agreement. The breakdown is as follows:

●	Mark S. Elliott Option Award: We granted Mr. Elliott a two year award consisting of an option to purchase one hundred fifty thousand (150,000) shares of common stock. The option shares vest quarterly over a one year period.

●	Henry R. Lambert Option Award: We granted Mr. Lambert a five year award consisting of an option to purchase two hundred thousand (200,000) shares of common stock.

●	Chairman Option Award: We granted Mr. Pfanzelter a five year award consisting of an option to purchase two hundred thousand (200,000) shares of common stock.

●	Director Option Awards: We granted Messrs. Cohee, Lee, Otis and Dr. Theno, five year awards consisting of an option to purchase one hundred thousand (100,000) shares of common stock, respectively.

The option awards granted to Messrs. Lambert, Pfanzelter, Cohee, Lee, Otis and Dr. Theno vest in three installments: 33% on July 31, 2016; 33% on October 31, 2016; and 34% on January 31, 2017.

None of the options granted to our officers and directors were granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.

During the year ended July 31, 2016, we issued 850,000 options to purchase common stock to employees supporting our selling, general and administrative, and research and development functions. The vesting terms of the options varied from 100% on grant date to quarterly over a one year period. In addition, during the year ended July 31, 2016, we issued 50,000 options to purchase common stock to third-party consultants for business development services. 12,500 option shares vested during the current fiscal year. The remaining options vest only if sales milestones are achieved. We currently do not expect the remaining options issued under the agreements to vest.

A summary of our stock option activity for the fiscal years ended July 31, 2016 and 2015 is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2014	462,343	$3.95	$22,000
Granted	—	$—
Exercised	—	$—
Cancelled	(28,125)	$2.20
Outstanding at July 31, 2015	434,218	$4.07	$—
Granted	1,850,000	$1.07
Exercised	—	$—
Cancelled	(6,250)	$14.72
Outstanding at July 31, 2016	2,277,968	$1.60	$46,000

The weighted-average remaining contractual term of options outstanding at July 31, 2016 was 3.08 years.

At July 31, 2016, options to purchase 957,801 shares of common stock were exercisable. These options had a weighted-average exercise price of $2.29, an aggregate intrinsic value of $46,000, and a weighted average remaining contractual term of 3.22 years. The weighted average grant date fair value for options granted during the year ended July 31, 2016 was $0.47.

We use the Black-Scholes valuation model to calculate the fair value of stock options. Stock-based compensation expense is recognized over the vesting period using the straight-line method. The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

July 31, 2016
Volatility	82.12%
Risk-free interest rate	0.83%
Dividend yield	0.0%
Expected life	2.13 years

Volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve.

We have never paid dividends on our common stock and do not anticipate paying dividends on our common stock in the foreseeable future. Accordingly, we have assumed no dividend yield for purposes of estimating the fair value of our share-based compensation.

The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options. Certain options granted to consultants are subject to variable accounting treatment and are required to be revalued until vested.

Stock-based compensation expense is based on awards ultimately expected to vest, and therefore is reduced by expected forfeitures. We have not had significant forfeitures of stock options granted to employees and directors as a significant number of our historical stock option grants were fully vested at issuance or were issued with short vesting provisions. Therefore, we have estimated the forfeiture rate of our outstanding stock options as zero.

The total unrecognized compensation cost related to unvested stock option grants as of July 31, 2016 was approximately $430,000 and the weighted average period over which these grants are expected to vest is 0.58 years.

For the fiscal year ended July 31, 2016 and 2015, share-based compensation expense for stock options was $358,000 and $63,000 respectively.